Note 6 - Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Servicing Assets at Fair Value [Table Text Block]
	2012	2011	2010

Fair value at beginning of year	$727,240	$1,114,126	$1,273,525
Capitalized servicing rights – new loan sales	444,646	168,342	315,039
Disposals (amortization based on loan payments and payoffs)	(257,057)	(240,662)	(332,851)
Change in fair value	15,931	(314,566)	(141,587)

Fair value at end of year	$930,760	$727,240	$1,114,126